FAIR VALUE MEASUREMENT - Narratives (Details) € in Thousands		6 Months Ended
	Jan. 16, 2026 $ / shares shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€) shares	Jan. 16, 2026 EUR (€)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€)
Pegasus Warrants
FAIR VALUE MEASUREMENT
Change in fair value measurement of warrant loss		€ 322
Pegasus Warrants | Level 1
FAIR VALUE MEASUREMENT
Fair value				€ 33,175			€ 26,094
Quoted price | $ / shares			$ 1.8			$ 1.46
Warrants outstanding | shares				21,000,000
XJ Liability | Level 2
FAIR VALUE MEASUREMENT
Fair value					€ 89,382		€ 64,267
Share price | $ / shares	$ 8.28					$ 6.195
Number of shares delivered | shares	12,548,539